Shareholders equity - Treasury stock (Details) - EUR (€) € / shares in Units, € in Thousands					1 Months Ended					4 Months Ended	10 Months Ended	12 Months Ended
	May 20, 2021	Apr. 02, 2020	Jun. 14, 2019	May 12, 2016	Dec. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Apr. 30, 2020	Apr. 02, 2020	Dec. 31, 2020	Dec. 31, 2013	Dec. 31, 2019
Treasury stock
Maximum purchase of treasury shares, as a percent to registered capital	10.00%			10.00%
Maximum value of share capital authorized to be repurchased	€ 29,289			€ 30,537
Value of shares repurchased												€ 365,988
Treasury Stock
Treasury stock
Maximum number of treasury shares authorized to be purchased		14,879,979	12,000,000
Maximum value of treasury shares authorized to be purchased			€ 660,000
Average price per share, at date														€ 60.66
Average price paid per repurchased share, during period						€ 63.07	€ 63.05	€ 249.10	€ 84.37	€ 64.35	€ 63.50
Average price per retired share, during period					€ 62.44
Number of treasury shares held														6,107,629
Number of shares repurchased						694,813	4,842,943	25,319	124,398	5,687,473	10,795,151	5,687,473	999,951
Number of shares retired					11,795,102							11,795,102
Value of treasury shares held														€ 370,502
Value of shares repurchased						€ 43,824	€ 305,362	€ 6,307	€ 10,495	€ 365,988		€ 365,988
Value of shares retired					€ 736,490							€ 736,490